Other current assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other current assets
Note 19 - Other current assets
Other current assets for the Group were as follows:

	As of December 31,
	2022	2021
Value added tax receivables	58,516	63,698
Prepaid expenses and accrued income	34,635	40,077
Advances to suppliers	3,336	6,424
Other current assets	10,840	10,003

Total	107,327	120,202

As of December 31, 2022, prepaid expenses and accrued interest income consisted primarily of prepaid insurance and accrued income
related to Carbon credits. As of December 31, 2021, prepaid expenses and accrued interest income consisted primarily of accrued transaction costs related to the merger with Gores Guggenheim Inc.